Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of activities for unvested stock

	Number of options	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	10,327	$225.86
Vested	(5,892)	$305.51
Forfeited	(238)	$95.44
Unvested as of June 30, 2025	4,197	$87.36

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Vesting Period	Aggregate Intrinsic Value(1)
Unvested as of December 31, 2023	57,894	$214.20
Granted	-	-
Vested	(22,240)	$251.36
Forfeited	(25,327)	$182.63
Unvested as of December 31, 2024	10,327	$212.02	0.50 years	$-

(1)	The aggregate intrinsic value is calculated as the difference between the closing market price of $5.00 per share of the Company’s common stock on December 31, 2024 and the exercise price, times the number of stock options where the closing stock price is greater than the exercise price that would have been received by the option holders had all option holders exercised their options on that date.

Schedule of restricted stock units granted

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	10,327	$245.33
Vested	(5,892)	$305.92
Forfeited	(238)	$146.55
Unvested as of June 30, 2025	4,197	$117.95